Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 79,370,808
Ending	79,683,676	₩ 79,370,808
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	793,950	709,660
Acquisition and others	78,241	68,461
Loss on valuation of financial assets	(41,537)	(9,412)
Other comprehensive income(loss)	(44,469)	106,586
Disposal and others	(54,450)	(81,345)
Ending	₩ 731,735	₩ 793,950